UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.1%

Security	Principal Amount (000’s omitted)	Value
Education — 7.6%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$388,766
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	239,614
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	397,091
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	770,675
New Jersey Institute of Technology, 5.00%, 7/1/42	735	819,848
Rutgers State University, 5.00%, 5/1/39	250	277,915

		$2,893,909

Escrowed/Prerefunded — 0.7%
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), Prerefunded to 7/1/16, 5.125%, 7/1/35	$250	$255,862

		$255,862

General Obligations — 4.1%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,588,084

		$1,588,084

Hospital — 13.6%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$285,940
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	515	547,388
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	463,766
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	344,000
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	833,047
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	1,200	1,361,076
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,315	1,331,345
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	30	30,673

		$5,197,235

Housing — 2.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$1,003,535

		$1,003,535

Insured-Education — 6.4%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$923,496
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,229,844
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	297,333

		$2,450,673

Insured-Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$613,770
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	318,337

		$932,107

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 10.1%
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	$320	$355,491
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	378,641
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	401,407
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	426,465
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	792,743
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	949,814
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/30	110	116,678
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/31	410	434,891

		$3,856,130

Insured-General Obligations — 36.7%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,972,814
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,117,400
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,654,170
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	863,020
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,708,840
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,254,999
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,090,140
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,097,712
Paterson, (BAM), 5.00%, 1/15/26	250	279,798

		$14,038,893

Insured-Hospital — 5.6%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$170	$183,024
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	250	269,152
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,686,900

		$2,139,076

Insured-Lease Revenue/Certificates of Participation — 7.4%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,331,550
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	460	505,342
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	360	395,629
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	596,855

		$2,829,376

Insured-Special Tax Revenue — 13.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$892,530
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	617,335
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,715
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,640,582
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	738,875
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	165,827

		$5,033,864

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 9.4%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$688,572
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,938,030
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	768,974
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	201,960

		$3,597,536

Insured-Water and Sewer — 10.5%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,460,140
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	552,952

		$4,013,092

Lease Revenue/Certificates of Participation — 1.6%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$630,162

		$630,162

Senior Living/Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$724,923

		$724,923

Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,067,715

		$1,067,715

Transportation — 14.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$655,555
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	233,333
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,260,918
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,180,762
South Jersey Transportation Authority, 5.00%, 11/1/39	200	215,058

		$5,545,626

Water and Sewer — 2.1%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$824,151

		$824,151

Total Tax-Exempt Investments — 153.1% (identified cost $52,411,601)		$58,621,949

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.8)%		$(2,225,079)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (45.4)%		$(17,375,000)

Other Assets, Less Liabilities — (1.9)%		$(727,561)

Net Assets Applicable to Common Shares — 100.0%		$38,294,309

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 66.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	14	Short	Mar-16	$(2,150,067)	$(2,152,500)	$(2,433)

						$(2,433)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,433.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,201,987

Gross unrealized appreciation	$6,400,728
Gross unrealized depreciation	(120,766)

Net unrealized appreciation	$6,279,962

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$58,621,949	$—	$58,621,949
Total Investments	$—	$58,621,949	$—	$58,621,949

Liability Description
Futures Contracts	$(2,433)	$—	$—	$(2,433)
Total	$(2,433)	$—	$—	$(2,433)

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at December 31, 2015 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at December 31, 2015.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016